Organization and Business Description	12 Months Ended
Dec. 31, 2023
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Sunrise New Energy Co., Ltd. (“EPOW”), previously known as Global Internet of People, Inc., or GIOP, is an exempted company with limited liability incorporated under the laws of the Cayman Islands on February 22, 2019. It is a holding company with no business operation.

On March 22, 2019, EPOW incorporated Global Mentor Board Information Technology Limited (“GMB HK”), a limited liability company formed in accordance with laws and regulations of Hong Kong. GMB HK is currently not engaging in any active business and is merely acting as a holding company of Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ”). GIOP BJ was incorporated by GMB HK as a Foreign Enterprise in China on June 3, 2019.

GIOP BJ incorporated Global Mentor Board (Zibo) Information Technology Co., Ltd. (“SDH”, formerly known as Global Mentor Board (Beijing) Information Technology Co., Ltd.) and Shidong Cloud (Beijing) Education Technology Co., Ltd. (“Shidong Cloud”) on December 5, 2014 and December 22, 2021, respectively.

SDH is a limited liability company incorporated on December 5, 2014 under the laws of China. Since 2017, SDH established several subsidiaries in China, including Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”), Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”), Linking (Shanghai) Network Technology Co., Ltd. (“GMB Linking”, deconsolidated in July, 2021), Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”), which has a majority owned subsidiary, Mentor Board Voice of Seedling (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”), Shidong (Beijing) Information Technology Co., Ltd. (“GMB (Beijing)”), and, Beijing Mentor Board Health Technology Co., Ltd. (“GMB Health”) and its major owned subsidiary Shidong Yike (Beijing) Technology Co., Ltd. (“Shidong Yike”), Zibo Shidong Digital Technology Co., Ltd. (“Zibo Shidong”) and its major owned subsidiaries, Shidong Trading Service (Zhejiang) Co., Ltd (“Shidong Trading”, deregistered in November 2022), Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”, disposal in March 2023), Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”, deregistered in July 2023) and Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd. (“Yuantai Fengdeng”, deregistered in April 2023). SDH and its subsidiaries are primarily engaged in providing peer-to-peer knowledge sharing and enterprise services to clients in the People’s Republic of China (“PRC”).

On October 8, 2021, EPOW incorporated SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”), a limited liability company formed in accordance with laws and regulations of Hong Kong. SDH New Energy is acting as a holding company of Zhuhai (Zibo) Investment Co., Ltd (“Zhuhai Zibo”) and Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai Guizhou”). Zhuhai Zibo and Zhuhai Guizhou were incorporated by SDH New Energy as Foreign Enterprises in China on October 15, 2021 and November 23, 2021, respectively.

On August 26, 2022, GMB HK transferred its equity interest in GIOP BJ to Zhuhai Zibo. GIOP BJ eventually became the wholly owned subsidiary of Zhuhai Zibo.

On November 8, 2021, Zhuhai Zibo incorporated Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”). Sunrise Guizhou incorporated Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”) and Guizhou Sunrise Technology Innovation Research Co., Ltd. (“Innovation Research”) on April 26, 2022 and December 13, 2022, respectively. On July 2, 2022, Sunrise Guizhou entered into purchase agreements with original shareholders of Guizhou Sunrise Technology Co., Ltd. (“Sunrise Tech”, formerly as Anlong Hengrui Graphite Material Co., Ltd.) to acquire 100% of Sunrise Tech’s assets and equity ownership. On July 7, 2022, Sunrise Tech became the wholly owned subsidiary of Sunrise Guizhou. Sunrise Guizhou and its subsidiaries are primarily engaged in manufacturing lithium battery materials to clients in the PRC.

As described below in Reorganization, EPOW, through a restructuring which is accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent entity of its subsidiaries, and the primary beneficiary of the variable interest entity (the “VIE”), SDH, and the VIE’s subsidiaries for accounting purposes under accounting principles generally accepted in the United States of America (“U.S. GAAP”) to the extent that SDH’s the financials results of is consolidated to the condensed consolidated statements under U.S. GAAP. EPOW, its subsidiaries, the VIE and the VIE’s subsidiaries, are collectively hereinafter referred as the “Company”.

Reorganization

On June 10, 2019, GIOP BJ entered into a series of contractual arrangements with SDH and shareholders of SDH. These agreements include an Exclusive Technical and Consulting Service Agreement, an Exclusive Service Agreement, an Exclusive Option Agreement and Powers of Attorney (collectively “VIE Agreements”). Pursuant to the above VIE Agreements, GIOP BJ has the exclusive right to provide SDH with comprehensive technical support, consulting services and other services in relation to the principal business during the term the VIE Agreement. All the above contractual arrangements obligate GIOP BJ to absorb a majority of the risk of loss from business activities of SDH and entitle GIOP BJ to receive a majority of their residual returns. In essence, GIOP BJ is the primary beneficiary of SDH for accounting purpose under U.S. GAAP. Therefore, SDH is considered as a VIE under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”.

EPOW, together with its wholly owned subsidiaries, GIOP BJ, VIE and VIE’s subsidiaries were effectively controlled by the same shareholders before and after the Reorganization and, therefore, the Reorganization is considered under common control. The consolidation of the Company has been accounted for at historical cost and prepared on the basis as if the Reorganization had become effective as of the beginning of the first period presented in the consolidated financial statements.

The consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
Global Mentor Board Information Technology Limited (“GMB HK”)	March 22, 2019	HK	100%	Holding company
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ”)	June 3, 2019	PRC	100%	Holding company of GIOP BJ
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”)	December 22, 2021	PRC	75%	Educational consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”)	October 8, 2021	HK	100%	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”)	October 15, 2021	PRC	100%	New energy investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai Guizhou”)	November 23, 2021	PRC	100%	New energy investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”)	November 8, 2021	PRC	39.35%	Manufacture of lithium battery materials
Guizhou Sunrise Technology Co., Ltd. (“Sunrise Tech”)	September 1, 2011, acquired through an asset acquisition on July 7, 2022	PRC	39.35%	Manufacture of lithium battery materials
Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”)	April 26, 2022	PRC	20.07%	Manufacture of lithium battery materials
Guizhou Sunrise Technology Innovation Research Co., Ltd. (“Innovation Research”)	December 13, 2022	PRC	39.35%	Research and development
Variable Interest Entity (“VIE”) and subsidiaries of VIE
Global Mentor Board (Zibo) Information Technology Co., Ltd. (“SDH” or “VIE”)	December 5, 2014	PRC	VIE	Peer-to-peer knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”)	November 1, 2017	PRC	100% by VIE	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”)	June 30, 2017	PRC	51% by VIE	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”)	June 22, 2017	PRC	51% by VIE	Cultural and artistic exchanges and planning, conference services provider
Shidong (Beijing) Information Technology Co., LTD. (“GMB (Beijing)”)	June 19, 2018	PRC	100% by VIE	Information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”)	August 29, 2018	PRC	30.6% by VIE	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“Zibo Shidong”)	October 16, 2020	PRC	100% by VIE	Technical services provider
Shidong Trading Service (Zhejiang) Co., Ltd. (“Shidong Trading”)	April 19, 2021	PRC	Deregistered in November 2022	Sale of merchandise
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”)	November 29, 2021	PRC	Disposed in March 2023	Business incubation services provider
Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”)	July 27, 2021	PRC	Deregistered in July 2023	Enterprise information technology integration services provider
Beijing Mentor Board Health Technology Co., Ltd (“GMB Health”)	January 7, 2022	PRC	100% by VIE	Health services
Shidong Yike (Beijing) Technology Co., Ltd. (“Shidong Yike”)	July 16, 2021	PRC	51% by VIE	Health services
Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd. (“Yuantai Fengdeng”)	March 4, 2022	PRC	Deregistered in April 2023	Agricultural technology service

The VIE contractual arrangements

Neither the Company nor the Company’s subsidiaries own any equity interest in SDH. Instead, The Company directs the activities and receives the economic benefits of SDH’s business operation through a series of contractual arrangements. GIOP BJ, SDH and its shareholders entered into a series of contractual arrangements, also known as VIE Agreements, in June 2019.

Each of the VIE Agreements is described in detail below:

Exclusive Technical and Consulting Services Agreement

Pursuant to the Exclusive Technical and Consulting Services Agreement between SDH and GIOP BJ (the “Exclusive Service Agreement”), GIOP BJ provides SDH with technical support, consulting services, business support and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, human resources, and information. For services rendered to SDH by GIOP BJ under the Exclusive Service Agreement, GIOP BJ is entitled to collect a service fee approximately equal to SDH’s earnings before corporate income tax, i.e., SDH’s revenue after deduction of operating costs, expenses and other taxes, subject to adjustment based on services rendered and SDH’s operation needs.

This agreement became effective on June 10, 2019 and will remain effective unless otherwise terminated as required by laws or regulations, or by relevant governmental or regulatory authorities otherwise terminated earlier in accordance with the provisions of this agreement or relevant agreements separately executed between the parties. Nevertheless, this agreement shall be terminated after all the equity interest in SDH held by its shareholders and/or all the assets of SDH have been legally transferred to GIOP BJ and/or its designee in accordance with the Exclusive Option Agreement (described below).

The Chief Executive Officer (“CEO”) of GIOP BJ, Mr. Haiping Hu, is currently managing SDH pursuant to the terms of the Exclusive Service Agreement. The Exclusive Service Agreement does not prohibit related party transactions. The Company’s audit committee will be required to review and approve in advance any related party transactions, including transactions involving GIOP BJ or SDH.

Equity Pledge Agreement

Under the Equity Pledge Agreement between GIOP BJ, and shareholders of SDH, together holding 100% of the shares of SDH (“SDH Shareholders”), the SDH Shareholders pledged all of their equity interests in SDH to GIOP BJ to guarantee the performance of SDH’s obligations under the Exclusive Service Agreement. Under the terms of the Equity Pledge Agreement, in the event that SDH or the SDH Shareholders breach their respective contractual obligations under the Exclusive Service Agreement, GIOP BJ, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The SDH Shareholders also agreed that upon occurrence of any event of default, as set forth in the Equity Pledge Agreement, GIOP BJ is entitled to dispose of the pledged equity interests in accordance with applicable PRC laws. The SDH Shareholders further agreed not to dispose of the pledged equity interests or take any actions that would prejudice GIOP BJ’s interests without the prior written consent of GIOP BJ.

The Equity Pledge Agreement is effective until: (1) the secured debt in the scope of pledge is cleared off; and (2) Pledgers transfer all the pledged equity interests to Pledgees according to the Equity Pledge Agreement, or other entity or individual designated by it.

The purposes of the Equity Pledge Agreement are to (1) guarantee the performance of SDH’s obligations under the Exclusive Service Agreement; (2) make sure the SDH Shareholders do not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice GIOP BJ’s interests without GIOP BJ’s prior written consent. In the event SDH breaches its contractual obligations under the Exclusive Service Agreement, GIOP BJ will be entitled to dispose of the pledged equity interests.

Exclusive Option Agreement

Under the Exclusive Option Agreement, the SDH Shareholders irrevocably granted GIOP BJ (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in SDH or the assets of SDH. The option price to be paid by GIOP BJ to each shareholder of SDH is RMB10 (approximately US$1.41) or the minimum amount to the extent permitted under PRC law at the time when such transfer occurs.

Under the Exclusive Option Agreement, GIOP BJ may at any time under any circumstances, purchase, or have its designee purchase, at its discretion, to the extent permitted under PRC law, all or part of the SDH Shareholders’ equity interests in SDH or the assets of SDH. The Equity Pledge Agreement, together with the Equity Pledge Agreement, the Exclusive Service Agreement, and Powers of Attorney, enable GIOP BJ to be the primary beneficiary of SDH.

The Exclusive Option Agreement remains effective until all the equity or assets of SDH is legally transferred under the name of GIOP BJ and/or other entity or individual designated by it, or unilaterally terminated by GIOP BJ within 30-day prior written notice.

Powers of Attorney

Under each of the Powers of Attorney, the SDH Shareholders authorized GIOP BJ to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including, but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association, including, but not limited to, the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer, and other senior management members of SDH.

The Powers of Attorney are irrevocable and continuously valid from the date of execution of the Powers of Attorney, so long as the SDH Shareholders own the equity interests of SDH.

Spousal Consent

Pursuant to the Spousal Consent, each spouse of the individual shareholders of SDH irrevocably agreed that the equity interest in SDH held by their respective spouses would be disposed of pursuant to the Equity Interest Pledge Agreement, the Exclusive Option Agreement, and the Powers of Attorney. Each spouse of the shareholders agreed not to assert any rights over the equity interest in SDH held by their respective spouses. In addition, in the event that any spouse obtains any equity interest in SDH through the respective shareholder for any reason, he or she agrees to be bound by the contractual arrangements.

Risks in relation to the VIE structure

EPOW believes that the contractual arrangements among GIOP BJ, the VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the EPOW’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance.

The Company’s ability to conduct its wisdom sharing and enterprise consulting business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIE.

Total assets and liabilities presented on the Company’s consolidated balance sheets and revenue, expense, net loss presented on consolidated statement of operations and comprehensive loss as well as the cash flow from operating, investing and financing activities presented on the consolidated statement of cash flows are substantially the financial position, operation and cash flow of the Company’s VIE and VIE’s subsidiaries. The Company has provided interest free loans of $400,000 to a VIE subsidiary, Zibo Shidong, for the year ended December 31, 2023. The Company has not provided any financial support to VIE and VIE’s subsidiaries for the years ended December 31, 2022 and 2021. The following financial statements of the VIE and VIE’s subsidiaries were included in the consolidated financial statements as of December 31, 2023 and 2022 and for the year ended December 31, 2023, 2022 and 2021:

	As of December 31,
	2023	2022
Cash and cash equivalents	$264,375	$336,871
Restricted cash	42,410	-
Accounts receivable, net	1,352	200,539
Inventories	4,789	3,590
Due from related parties	511,452	391,982
Prepaid expenses and other current assets	1,177,643	2,537,524
Total current assets	2,002,021	3,470,506

Long term prepayments and other non-current assets	47,094	14,358
Plant, property and equipment, net	2,649,977	2,874,500
Intangible assets, net	27,322	31,036
Long-term investments	1,879,986	3,019,281
Total non-current assets	4,604,379	5,939,175
Total assets	$6,606,400	$9,409,681

Accounts payable	$49,982	$50,953
Deferred revenue	311,089	222,605
Deferred revenue - related parties	340,850	347,471
Deferred government subsidy	2,816,941	2,871,665
Income taxes payable	501,526	506,638
Due to related parties	414,200	96,627
Accrued expenses and other current liabilities	478,666	293,699
Total current liabilities	4,913,254	4,389,658

Total liabilities	$4,913,254	$4,389,658

	For the years ended December 31,
	2023	2022	2021
Total net revenues	$656,113	$613,679	$7,409,272
Net loss	$(3,697,384)	$(15,438,135)	$(5,629,408)

	For the years ended December 31,
	2023	2022	2021
Net cash (used in) provided by operating activities	$(423,730)	$(3,320,442)	$2,314,408
Net cash used in investing activities	-	-	$(3,025,281)
Net cash provided by financing activities	$400,000	-	-